Cash flow statement supplementary information	12 Months Ended
Dec. 31, 2021
Cash flow statement supplementary information [Abstract]
Cash flow statement supplementary information [Text Block]

24Cash flow statement supplementary information

Cash paid for leases

In 2021, gross lease payments of EUR 308 million (2020: EUR 325 million; 2019: EUR 281 million) included interest of EUR 25 million (2020: EUR 29 million; 2019: EUR 26 million).

Net cash used for derivatives and current financial assets

In 2021, a total of EUR 48 million cash was received with respect to foreign exchange derivative contracts related to activities for liquidity management and funding (2020: EUR 13 million outflow; 2019: EUR 166 million outflow).

Purchase and proceeds from non-current financial assets

In 2021, the net cash flow is EUR 0 million.

In 2020, the net cash outflow of EUR 66 million was mainly the cash outflow due to investment in DC Health amounting to EUR 45 million in China.

In 2019, the net cash inflow of EUR 99 million was mainly due to the sale of the company's investment in Corindus Vascular Robotics and other stakes, partly offset by an outflow due to capital contributions into investment funds.

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of Dec. 31, 2020	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2021
Long term debt2)	6,857	(226)	200	101	6,933
USD bonds	1,210		103		1,313
EUR bonds	3,229			4	3,233
Bank borrowings	205	(1)			203
Other long-term debt	16	14			30
Leases	1,216	(239)	98	145	1,220
Forward contracts3)	982			(48)	934
Short term debt2)	76	(25)	(5)		47
Short-term bank borrowings	76	(24)	(5)		47
Other short-term loans	1	(1)
Forward contracts3)
Equity	(1,181)	(2,096)		1,868	(1,410)
Dividend payable		(484)		484
Forward contracts3)	(982)			48	(934)
Treasury shares	(199)	(1,613)		1,336	(476)
Total		(2,347)
1)Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities2)Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.3)The forward contracts are related to the share buyback program and LTI plans

Philips Group

Reconciliation of liabilities arising from financing activities

in millions of EUR

	Balance as of Dec. 31, 2019	Cash flow	Currency effects and consolidation changes	Other1)	Balance as of Dec. 31, 2020
Long term debt2)	5,355	767	(180)	916	6,857
USD bonds	1,328		(117)		1,210
EUR bonds	2,234	991		3	3,229
Bank borrowings	206		(2)		205
Other long-term debt	17	(1)		1	16
Leases	1,381	(223)	(61)	119	1,216
Forward contracts3)	188			793	982
Short term debt2)	92	16	(32)		76
Short-term bank borrowings	92	15	(32)		76
Other short-term loans		1			1
Forward contracts3)
Equity	(390)	(300)		(491)	(1,181)
Dividend payable		(2)		2
Forward contracts3)	(188)			(793)	(982)
Treasury shares	(201)	(298)		299	(199)
Total		483
1)Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities2)In the 2019 opening balance sheet, EUR 803 million of lease liabilities were recognized due to the implementation of IFRS 16. 3)The forward contracts are related to the share buyback program and LTI plans